FINANCIAL INSTRUMENTS - Additional Information (Details) - Fair value - Level 1 € in Millions	Jun. 30, 2020 EUR (€)
Constellium SE (Issued May 2014, due 2024)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	100.50%
Senior notes issued	€ 359
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	101.60%
Senior notes issued	€ 589
Constellium N.V. EUR and USD Senior Unsecured Notes (Issued November 2017, due 2026)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	99.70%
Senior notes issued	€ 844
Constellium SE (Issued June 2020, due 2028)
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	99.80%
Senior notes issued	€ 289